Note 5 - Inventory (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Sep. 30, 2013	Dec. 31, 2011 Restricted Stock Grant for a Supply Agreement [Member]	Dec. 31, 2011 Rent, Depreciation and Salary Costs [Member]	Dec. 31, 2012 Accumulated Inventory Overhead Costs [Member]
Note 5 - Inventory (Details) [Line Items]
Inventory Adjustments	$ 11,000		$ (5,000)
Other Inventory, Capitalized Costs, Gross				75,000	12,000
Inventory Write-down	206,000	948,000				65,000
Other Asset Impairment Charges	112,000	367,000
Inventory Write-down and Write-off as Percentage of Revenue	7.30%
Writeoff Of Accumulated Inventory Overhead Costs	65,000
Noncash Inventory Write Off	$ 112,000